Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41576
Entity Registrant Name	ECARX Holdings Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Second Floor North, International House
Entity Address, Address Line Two	1 St. Katharine's Way
Entity Address, City or Town	London
Entity Address, Postal Zip Code	E1W 1UN
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001861974
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG Huazhen LLP
Auditor Firm ID	1186
Auditor Location	Shanghai, China
Class A Ordinary Shares
Document Entity Information
Title of 12(b) Security	Class A ordinary shares, par value $0.000005 per share
Trading Symbol	ECX
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	310,505,777
Warrants
Document Entity Information
Title of 12(b) Security	Warrants
Trading Symbol	ECXWW
Security Exchange Name	NASDAQ
Class B Ordinary Shares
Document Entity Information
Entity Common Stock, Shares Outstanding	45,960,916
Business Contact
Document Entity Information
Entity Address, Address Line One	Second Floor North, International House
Entity Address, Address Line Two	1 St. Katharine's Way
Entity Address, City or Town	London
Entity Address, Postal Zip Code	E1W 1UN
Entity Address, Country	GB
Contact Personnel Name	Ziyu Shen
Contact Personnel Email Address	ziyu.shen@ecarxgroup.com